Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 36.3%
1,213,094	Schwab U.S. TIPS ETF	$65,033,969	6.1
275,459	Vanguard Short-Term Bond ETF	21,069,859	2.0
5,656,331	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	280,094,724	26.2
625,341	Xtrackers USD High Yield Corporate Bond ETF	21,730,600	2.0

	Total Exchange-Traded Funds
	(Cost $389,403,572)	387,929,152	36.3

MUTUAL FUNDS: 63.4%
	Affiliated Investment Companies: 63.4%
5,589,714	Voya Emerging Markets Index Portfolio - Class I	57,070,976	5.4
428,385	(1) Voya Russell Large Cap Growth Index Portfolio Class I	22,768,643	2.1
7,637,781	Voya U.S. Bond Index Portfolio - Class I	71,107,737	6.7
1,526,010	(1) Voya VACS Index Series EM Portfolio	16,068,883	1.5
10,758,878	(1) Voya VACS Index Series I Portfolio	107,803,957	10.1
3,687,355	(1) Voya VACS Index Series MC Portfolio	35,656,722	3.3
34,313,958	(1) Voya VACS Index Series S Portfolio	347,600,396	32.5
2,026,276	(1) Voya VACS Index Series SC Portfolio	19,614,355	1.8

	Total Mutual Funds
	(Cost $671,157,104)	677,691,669	63.4

	Total Investments in Securities (Cost $1,060,560,676)	$1,065,620,821	99.7
	Assets in Excess of Other Liabilities	2,778,159	0.3
	Net Assets	$1,068,398,980	100.0

(1)	Non-income producing security.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$387,929,152	$–	$–	$387,929,152
Mutual Funds	677,691,669	–	–	677,691,669
Total Investments, at fair value	$1,065,620,821	$–	$–	$1,065,620,821
Other Financial Instruments+
Futures	1,305,722	–	–	1,305,722
Total Assets	$1,066,926,543	$–	$–	$1,066,926,543
Liabilities Table
Other Financial Instruments+
Futures	$(1,977,091)	$–	$–	$(1,977,091)
Total Liabilities	$(1,977,091)	$–	$–	$(1,977,091)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$57,084,385	$(13,409)	$-	$57,070,976	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	64,706,360	11,119,671	(90,055,275)	14,229,244	-	-	(12,252,143)	-
Voya International Index Portfolio - Class P2	84,795,785	214,951	(84,508,870)	(501,866)	-	-	7,488,275	-
Voya Russell Large Cap Growth Index - Class I	-	20,770,051	(107,458)	2,106,050	22,768,643	-	5,467	-
Voya Russell Mid Cap Index Portfolio - Class P2	30,810,862	6,101,246	(44,000,330)	7,088,222	-	-	(4,598,494)	-
Voya Russell Small Cap Index Portfolio - Class P2	20,136,601	938,796	(27,191,752)	6,116,355	-	-	(4,840,699)	-
Voya U.S. Bond Index Portfolio - Class I	-	87,563,413	(17,150,885)	695,209	71,107,737	338,661	(248,320)	-
Voya U.S. Bond Index Portfolio - Class P2	351,423,221	7,662,970	(412,628,124)	53,541,933	-	1,294,396	(45,078,697)	-
Voya U.S. Stock Index Portfolio - Class P2	332,195,007	8,973,226	(374,331,706)	33,163,473	-	-	(12,464,990)	-
Voya VACS Index Series Emerging Markets Portfolio	-	15,636,156	(22,095)	454,822	16,068,883	-	677	-
Voya VACS Index Series I Portfolio	-	110,467,171	(3,334,490)	671,276	107,803,957	-	(39,098)	7,320
Voya VACS Index Series MC Portfolio	-	39,117,359	(2,246,435)	(1,214,202)	35,656,722	-	(4,639)	-
Voya VACS Index Series S Portfolio	-	360,425,018	(17,295,644)	4,471,022	347,600,396	-	10,224	-
Voya VACS Index Series SC Portfolio	-	22,295,164	(2,031,197)	(649,612)	19,614,355	-	38,579	-
VRIAC Contract	52,079,944	162,056	(52,242,000)	-	-	-	906,473	-

	$936,147,780	$748,531,633	$(1,127,159,670)	$120,171,926	$677,691,669	$1,633,057	$(71,077,385)	$7,320

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	221	06/16/23	$20,039,175	$591,688
U.S. Treasury Ultra Long Bond	115	06/22/23	16,229,375	714,034
			$36,268,550	$1,305,722
Short Contracts:
MSCI EAFE Index	(103)	06/16/23	(10,796,975)	(370,289)
S&P 500® E-Mini	(130)	06/16/23	(26,895,375)	(1,606,802)
			$(37,692,350)	$(1,977,091)

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,076,389,207.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,589,238
Gross Unrealized Depreciation	(22,028,993)
Net Unrealized Depreciation	$(11,439,755)